Principal activities and reorganization	12 Months Ended
Dec. 31, 2024
Principal activities and reorganization
Principal activities and reorganization
1.	Principal activities and reorganization

(a)History and Reorganization

Waterdrop Inc. (“Waterdrop” or the “Company”) was incorporated in May 2018 under the laws of the Cayman Islands. The Company, its subsidiaries, its consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) primarily provide online insurance brokerage services to match and connect users with relevant insurance products underwritten by insurance companies in the People’s Republic of China (“PRC”). The Group also operates a medical crowdfunding platform and a clinical trial patient recruitment platform.

Prior to the incorporation of the Company, the Group commenced its operation in 2016 and mainly carried out its business operation through Beijing Zongqing Xiangqian Technology Co., Ltd (“Zongqing Xiangqian”) and its wholly-owned subsidiaries Beijing Shuidi Hubao Technology Co., Ltd. (“Shuidi Hubao”) and Beijing Shuidi Hulian Technology Co., Ltd. (“Shuidi Hulian”). Zongqing Xiangqian is a limited liability company founded in 2016 by Mr. Shen Peng, the founder and the Chief Executive Officer (the “CEO” or the “Founder”) of the Company.

On May 7, 2021, the Company completed its initial public offering on the New York Stock Exchange under the code “WDH”. The Company issued 30,000,000 ADS, representing 300,000,000 Class A ordinary shares, at US Dollar (US$”) 12.0 per ADS. Net proceeds from the global offering after deducting underwriting commissions, share issuance costs and offering expenses approximately amounted to RMB2.1 billion.

As PRC laws and regulations prohibit and restrict foreign ownership of value-added telecommunication businesses, the Company established, through a Hong Kong intermediary company, a wholly-owned foreign invested subsidiary in the PRC, Waterdrop Technology Group Co., Ltd. (“Waterdrop Technology”, formerly known as Beijing Absolute Health Ltd. or the “WFOE”) in October 2018.

The WFOE entered into a series of contractual arrangements (see Note 2(c)) in November 2018 with Zongqing Xiangqian and Shuidi Hubao and their respective shareholders. In July 2019, the WFOE further entered into a series of contractual arrangements (see Note 2(c)) with Shuidi Hulian and their respective shareholders. The series of contractual agreements include a power of attorney, an exclusive call option agreement, an equity pledge agreement, an exclusive business cooperation agreement, and a spouse consent agreement. The Group believes that these contractual agreements would enable the WFOE to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs and their subsidiaries and (2) receive the economic benefits of the VIEs and their subsidiaries that could be significant to them. Accordingly, the Group believes that the WFOE is the primary beneficiary of the VIEs and their subsidiaries.

1.Principal activities and reorganization (continued)

(a)History and Reorganization (continued)

As of December 31, 2024, the Company’s major subsidiaries, consolidated VIEs and principal subsidiary of VIEs are as follows:

			Percentage
			Of Direct
	Date of	Place of	or Indirect
	Incorporation/	Incorporation/	Economic
Name of Company	Establishment	Establishment	Interest	Principal Activities
Principal Subsidiaries
Waterdrop Group HK Limited (“Waterdrop HK”)	May 31, 2018	Hong Kong	100%	Investment holding
Waterdrop Technology	October 17, 2018	Chinese mainland	100%	Research and development service for the Group
VIEs and their principal subsidiaries
Zongqing Xiangqian	August 2, 2013	Chinese mainland	100%	Operating management service for the Group
Shuidi Hubao	December 12, 2016	Chinese mainland	100%	Medical crowdfunding platform services
Shuidi Hulian	December 12, 2016	Chinese mainland	100%	Technical service
Shuidi Insurance Brokerage Co., Ltd	October 19, 2012	Chinese mainland	100%	Insurance brokerage services
Beijing Yifan Fengshun Medical Technology Co., Ltd	December 18, 2020	Chinese mainland	100%	Digital clinical trial solution